Property, Plant and Equipment, Net	12 Months Ended
Jun. 30, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, Net
10.	Property, Plant and Equipment, Net

Property, plant and equipment consist of the following:

	2010	2011	2012	2012
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)
Land	—	83,003	72,078	11,346
Buildings and improvements	1,684	212,869	193,382	30,440
Plant and machinery	984	248,631	264,081	41,567
Furniture and office equipment	1,788	96,160	68,766	10,824
Motor vehicles	6,560	40,162	49,689	7,821
Construction in progress	—	16,008	6,860	1,080
Total original cost	11,016	696,834	654,856	103,078
Less: Accumulated depreciation	(4,771)	(211,540)	(207,560)	(32,671)

Net book value	6,245	485,294	447,296	70,407

Depreciation expense was RMB7,238,431, RMB2,985,402, RMB4,442,275 and RMB36,877,720 (US$5,804,773) for each of the years ended December 31, 2009 and 2010, six months ended June 30, 2011, and the year ended June 30, 2012, respectively.